ORGANIZATION AND OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS AND BASIS OF PRESENTATION

1. ORGANIZATION AND OPERATIONS AND BASIS OF PRESENTATION

NANO Nuclear Energy Inc. (“NANO” or the “Company”) was incorporated under the laws of the state of Nevada on February 8, 2022 (“Inception”) and is headquartered in New York, New York.

The Company is an early-stage nuclear energy company developing smaller, cheaper, and safer advanced portable clean energy solutions utilizing proprietary reactor designs, intellectual property and research methods. Currently in technical development are “ZEUS”, a solid core battery reactor and “ODIN”, a low-pressure coolant reactor, representing the Company’s first generation of portable, on-demand capable, advanced nuclear micro reactors. The Company envisions readily replaceable mobile reactors which it can provide to customers in several sectors, including data centers, artificial intelligence computer and quantum computing; crypto mining; military applications; disaster relief; transportation (including shipping); mining projects; water desalination and green hydrogen plants; and space exploration.

Through its subsidiary, HALEU Energy Fuel Inc., the Company is also developing a domestic High-Assay Low-Enriched Uranium (“HALEU”) fuel fabrication facility with a capability to provide a fuel pipeline for the broader advanced nuclear reactor industry and providing fuel to power the Company’s microreactors. Further, through its subsidiary Advanced Fuel Transportation Inc., the Company is developing a high-capacity HALEU transportation product, capable of moving commercial quantities of HALEU fuel around North America. The Company also plans to offer nuclear service support and consultation services.

These condensed consolidated interim financial statements include the accounts of the Company and its wholly-owned subsidiaries American Uranium Inc., HALEU Energy Fuel Inc., and Advanced Fuel Transportation Inc. Each of such subsidiaries is a Nevada corporation.

As used herein, the term “Common Stock” refers to the common stock, $0.0001 par value per share, of the Company.

Liquidity

These condensed consolidated interim financial statements have been prepared on a going concern basis, which assumes the realization of assets and settlement of liabilities in the normal course of business. At June 30, 2024, the Company had working capital of $12,513,828 and accumulated deficit of $14,942,045. For the nine months ended June 30, 2024, the Company had net loss of $7,659,820, and negative cash flows from operations of $5,953,795. At September 30, 2023, the Company had working capital of $6,933,647 and accumulated deficit of $7,282,225. For the year ended September 30, 2023, the Company had net loss of $6,250,401, and negative cash flows from operations of $3,867,573. The application of the going concern concept is dependent on the Company’s ability to secure financing from capital markets or other sources, including investors, government grants or alternative funding and, ultimately, on the Company’s ability to generate revenue and profitable operations. Management is of the opinion that sufficient working capital is available to meet the Company’s liabilities and commitments as they come due at least for the next twelve months after the date the condensed consolidated interim financial statements are issued to conform to the going concern uncertainty period. In order to achieve the Company’s long-term strategy, the Company expects to raise additional capital or secure other sources of financing to support its growth. After June 30, 2024, the Company completed an underwritten follow-on public offering generating gross proceeds of approximately $18.0 million along with a follow-on over-allotment option generating gross proceeds of approximately $2.70 million. See Note 8 for further information. These unaudited condensed consolidated interim financial statements do not reflect any adjustments or reclassifications of assets and liabilities which would be necessary if the Company were unable to continue as a going concern.

1. ORGANIZATION AND OPERATIONS AND BASIS OF PRESENTATION

NANO Nuclear Energy Inc. (“NANO” or the “Company”) was incorporated under the laws of the state of Nevada on February 8, 2022 (“Inception”) and is headquartered in New York, NY. The Company intends to progress its collaborative research projects towards development, rigs and models, zero-power reactors, and ultimately towards reactor manufacture and deployments. The Company envisions readily replaceable mobile reactors which it can provide to customers, along with operative personnel, to power projects, residential and commercial enterprises, and major development projects. The Company is committed to providing smaller, cheaper, and safer nuclear energy solutions for the future by incorporating the latest technology into its own proprietary novel reactor designs, intellectual properties, research methods and through its subsidiary, HALEU Energy Fuel Inc. The subsidiary will focus on the future development of a domestic source for a High-Assay Low-Enriched Uranium (HALEU) fuel processing pipeline for the broader advanced nuclear reactor industry and providing fuel to power the Company’s reactors. Currently in technical development are “ZEUS”, a Solid Core Battery Reactor and “ODIN”, a Low-Pressure Coolant Reactor, representing the Company’s first generation of portable, on-demand capable, advanced nuclear micro reactors.

These consolidated financial statements include the accounts of the Company and its wholly-owned legal subsidiaries American Uranium Inc., which was incorporated in Nevada, HALEU Energy Fuel Inc., which was incorporated in Nevada and Advanced Fuel Transportation Inc., which was incorporated in Nevada.

Liquidity

These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and settlement of liabilities in the normal course of business. At September 30, 2023, the Company had working capital of $6,933,647, net loss of $6,250,401, accumulated deficit of $7,282,225 and negative cash flows from operations of $3,867,573. At September 30, 2022, the Company had working capital of $2,109,676, net loss of $1,031,824, accumulated deficit of $1,031,824 and negative cash flows from operations of $621,501. The application of the going concern concept is dependent on the Company’s ability to receive continued financial support from its stakeholders and, ultimately, on the Company’s ability to generate profitable operations. Management is of the opinion that sufficient working capital is available to meet the Company’s liabilities and commitments as they come due at least for the next twelve months after the date the consolidated financial statements are issued to conform to the going concern uncertainty period. In order to achieve the Company’s long-term strategy, the Company expects to raise additional equity contributions to support its growth. These consolidated financial statements do not reflect any adjustments or reclassifications of assets and liabilities which would be necessary if the Company were unable to continue as a going concern.